Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	₨ 3,795	₨ 3,205	₨ 2,993
Past service Cost	3,566	0	0
Net interest expense on net defined benefit liability	268	95	45
Net charge to consolidated statement of income	7,629	3,300	3,038
Actual return on plan assets	₨ 879	₨ 1,646	₨ 1,828